Income Taxes (Schedule Of Reconciliation Of Income Tax Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
U.S. Statutory federal income tax expense	$ 56.8	$ 80.9	$ 19.8
Permanent items	(1.3)	6.1	7.9
Foreign statutory rate vs. U.S. statutory rate	(18.8)	(14.9)	(5.3)
State income taxes, net of federal effect	2.4	4.5	1.6
Residual tax on foreign earnings	(4.0)	8.3	11.5
Investment in foreign subsidiary			(23.3)
Purchase accounting benefit			(22.8)
Benefit from adjustment to tax basis in assets		(8.5)
Change in valuation allowance	22.5	(110.6)	(7.9)
Unrecognized tax expense (benefit)	4.0	5.5	1.0
Foreign tax law changes		(3.7)
Share based compensation adjustments	(1.5)	1.1	1.9
Impact of IRC Section 9100 relief		(16.4)
Adjustment to prior year NOLs			14.4
Research and development tax credits	(6.6)
Return to provision adjustments and other, net	(16.2)	(2.3)	6.8
Income tax expense	37.3	(50.0)	5.6
SB/RH Holdings, LLC [Member]
U.S. Statutory federal income tax expense	59.6	82.9	22.0
Permanent items	(1.3)	6.1	7.9
Foreign statutory rate vs. U.S. statutory rate	(18.8)	(14.9)	(5.3)
State income taxes, net of federal effect	2.5	4.6	1.8
Residual tax on foreign earnings	(4.0)	8.3	11.5
Investment in foreign subsidiary			(23.3)
Purchase accounting benefit			(22.8)
Benefit from adjustment to tax basis in assets		(8.5)
Change in valuation allowance	22.5	(102.1)	(10.1)
Unrecognized tax expense (benefit)	4.0	5.5	1.0
Foreign tax law changes		(3.7)
Share based compensation adjustments	(0.3)	1.1	1.9
Impact of IRC Section 9100 relief		(16.4)
Adjustment to prior year NOLs			14.4
Research and development tax credits	(6.6)
Return to provision adjustments and other, net	(16.3)	(1.9)	6.6
Income tax expense	$ 41.3	$ (39.0)	$ 5.6